Note 4 - Components of Working Capital Accounts (Details) - Components of Working Capital Accounts - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories
Work-in-progress	$ 6,465	$ 1,064
Finished goods	5,489	4,189
Supplies and other	4,201	4,236
	16,155	9,489
Accrued liabilities
Accrued payroll and benefits	45,690	34,662
Value appreciation plans	7,110	5,082
Customer advances	243	376
Other	24,857	15,443
	$ 77,900	$ 55,563